UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON NOVEMBER 13, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 15, 2013.

Report for the Calendar Year or Quarter Ended:     September 30, 2012

Check here if Amendment [X]; Amendment Number: 5
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Davidson Kempner Capital Management LLC
Address:   65 East 55th Street, 19th Floor
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy I. Levart
Title:   Chief Operating Officer
Phone:   212-446-4020

Signature, Place, and Date of Signing:

  Timothy I. Levart  New York  May 14, 2013


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       3

Form 13F Information Table Value Total:       54,430 (x 1,000)



List of Other Included Managers:







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FORM 13F INFORMATION TABLE
Report date: 9/30/12
Reporting Manager: Davidson Kempner Capital Management LLC



                                                                  FORM 13F INFORMATION TABLE
                               TITLE OF            VALUE     SHARES/  	SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          CLASS     CUSIP   (x$1000)   PRN AMT  	PRN CALL DSCRETN   MANAGERS      SOLE     SHARED    NONE
------------------------------ -------- --------- --------   -------- 	--- ---- ------- ------------  --------  -------- -------
Chicago Bridge & Iron Co NV       CS    167250109  30,439    799,131    SH        SOLE                 799,131
Shaw Group Inc/The                CS    820280105   5,780    132,500        PUT   SOLE                 132,500
Shaw Group Inc/The                CS    820280105  18,211    417,503    SH        SOLE                 417,503
                                                   54,430

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